Net Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share
19. Net Loss Per Share

	Year Ended December 31,
	2020 $	2019 $	2018 $
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted	(82,933)	(310,577)	(79,237)
Weighted average number of common shares	101,053,095	100,719,224	99,670,176
Common stock and common stock equivalents	101,053,095	100,719,224	99,670,176
Loss per common share - basic and diluted	(0.82)	(3.08)	(0.79)

The Company intends to settle the principal of the Convertible Notes in cash on conversion and calculates diluted earnings per share using the treasury-stock method. Stock-based awards and the conversion feature on the Convertible Notes that have an anti-dilutive effect on the calculation of diluted loss per common share, are excluded from this calculation. For the years ended December 31, 2020, 2019 and 2018, the number of Common Stock from stock-based awards and the conversion feature on the Convertible Notes that had an anti-dilutive effect on the calculation of diluted earnings per common share were 7.2 million, 3.5 million and 4.0 million respectively. In periods where a loss attributable to shareholders has been incurred all stock-based awards and the conversion feature on the Convertible Notes are anti-dilutive.